Other Payables And Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Accrued Liabilities [Abstract]
Schedule Of Other Payables And Accrued Expenses

	December 31,
	2013	2012
Payroll and related expenses	$159,840	$136,240
Provision for vacation pay	52,265	47,236
Provision for income tax, net of advances	22,745	35,269
Other income tax liabilities	18,321	34,451
Value added tax (“VAT”) payable	14,121	11,160
Provision for royalties	31,369	31,410
Provision for warranty	188,285	196,559
Derivative instruments	4,766	4,956
Deferred income tax, net	278	479
Provision for losses on long-term contracts (1)	50,942	51,850
Other (2)	177,612	154,840
	$720,544	$704,450

(1)	Includes a provision of $4,949 and $5,167 as of December 31, 2013 and 2012, respectively, related to the cessation of a program with a foreign customer (See Note 1(C)).

(2)
Primarily includes provisions for estimated future costs in respect of (1) penalties and the probable loss from claims (legal or unasserted) in the ordinary course of business (e.g., damages caused by the items sold and claims as to the specific products ordered), and (2) unbilled services of service providers.